CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Class B Preferred Stock	Class C Preferred Stock [Member]	Class D Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive	Total
Beginning Balance, Amount at Dec. 31, 2013	$ 1,160	$ 2,381	$ 13	$ 27,466	$ 39,193,174	$ (22,302,622)		$ 16,921,572
Beginning Balance, Shares at Dec. 31, 2013	1,160,000	2,380,952	13,376	27,465,836
Deemed Dividend on Preferred Stock
Issuance of common stock as dividends on Preferred B, C and D stock, Amount				$ 2,294	1,595,062	(1,597,356)
Issuance of common stock as dividends on Preferred B, C and D stock, Shares				2,294,487
Stock warrants issued for services					28,259			$ 28,259
Stock options issued for assets and services rendered					983,305			$ 983,305
Conversion of Preferred D stock to common stock, Amount			$ (13)	$ 18,001	(17,988)
Conversion of Preferred D stock to common stock, Shares			(13,376)	18,001,392
Conversion of Preferred B stock to common stock, Amount	$ (80)			$ 80
Conversion of Preferred B stock to common stock, Shares	(80,000)			80,000
Exercise of stock warrants, Amount				$ 795	437,755			$ 438,550
Exercise of stock warrants, Shares				795,095
Exercise of stock options, Amount				$ 34	23,301			23,335
Exercise of stock options, Shares				33,334
Reclassification of derivative warrant liabiity to equity as a result of warrant exchange agreement					420,507			420,507
Issuance of stock warrants in connection with Convertible Notes					140,513			140,513
Net Loss						(24,436,566)		(24,436,566)
Ending Balance, Amount at Dec. 31, 2014	$ 1,080	$ 2,381		$ 48,670	42,803,888	(48,336,544)		$ (5,480,525)
Ending Balance, Shares at Dec. 31, 2014	1,080,000	2,380,952		48,670,144
Deemed Dividend on Preferred Stock
Issuance of common stock as dividends on Preferred B, C and D stock, Amount				$ 262	406,110	(406,372)
Issuance of common stock as dividends on Preferred B, C and D stock, Shares				262,176				262,176
Stock warrants issued for services					18,373			$ 18,373
Stock options issued for assets and services rendered					1,128,979			$ 1,128,979
Conversion of Preferred B stock to common stock, Amount	$ (1,080)			$ 1,080
Conversion of Preferred B stock to common stock, Shares	$ (1,080,000)			1,080,000
Exercise of stock warrants, Amount				$ 1,379	879,956			$ 881,365
Exercise of stock warrants, Shares				1,379,306
Exercise of stock options, Amount				$ 3,053	2,021,977			2,025,030
Exercise of stock options, Shares				3,053,273
Reclassification of derivative warrant liabiity to equity from exercise of warrants				$ 18	1,079,877			1,079,895
Reclassification of derivative warrant liabiity to equity as a result of warrant exchange agreement					2,618,049			3,697,944
Issuance of stock warrants in connection with Convertible Notes					83,031			83,031
Issuance of stock from IPSA acquisition, Amount				$ 10,000	13,290,000			$ 13,300,000
Issuance of stock from IPSA acquisition, Shares				10,000,000				10,000,000
Issuance of stock from financings, Amount				$ 12,132	13,147,768			$ 13,159,900
Issuance of stock from financings, Shares				12,131,453
Issuance of stock for services, Amount				$ 200	265,800			266,000
Issuance of stock for services, Shares				200,000
Issuance of stock for principal and interest payments on Convertible Notes, Amount				$ 215	239,785			$ 240,000
Issuance of stock for principal and interest payments on Convertible Notes, Shares				214,287				214,287
Foreign Exchange Translation Income							$ 137,563	$ 137,563
Net Loss						(8,338,026)		(8,338,026)
Ending Balance, Amount at Dec. 31, 2015		$ 2,381		$ 77,009	$ 77,983,593	$ (57,080,942)	$ 137,563	21,119,604
Ending Balance, Shares at Dec. 31, 2015		2,380,952		76,990,639
Reclassification of derivative warrant liabiity to equity as a result of warrant exchange agreement								569,492
Net Loss								(3,230,222)
Ending Balance, Amount at Mar. 31, 2016								$ 24,804,232